UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS* - 129.77%
Administrative and Support Services - 1.55%
AECOM Technology Corp. (a)	33,740	982,846
Corrections Corp. of America	34,064	1,122,068
Equifax, Inc.	17,800	1,051,802
Robert Half International, Inc.	16,944	597,615
		3,754,331
Air Transportation - 0.82%
Southwest Airlines Co.	156,029	1,998,731

Ambulatory Health Care Services - 1.59%
Chemed Corp.	27,880	1,941,563
Omnicare, Inc.	35,580	1,934,485
		3,876,048
Amusement, Gambling, and Recreation Industries - 0.50%
Bally Technologies, Inc. (a)	16,844	1,214,958

Apparel Manufacturing - 0.31%
Columbia Sportswear Co.	13,380	757,174

Beverage and Tobacco Product Manufacturing - 0.96%
Lorillard, Inc.	54,939	2,323,920

Broadcasting (except Internet) - 1.99%
Comcast Corp.	87,681	3,690,494
DIRECTV (a)	19,530	1,136,255
		4,826,749
Building Material and Garden Equipment and Supplies Dealers - 1.83%
Fastenal Co.	31,030	1,365,010
Home Depot, Inc.	13,328	992,803
Lumber Liquidators Holdings, Inc. (a)	21,210	2,108,698
		4,466,511
Chemical Manufacturing - 13.31%
Abbott Laboratories	60,260	2,008,466
CF Industries Holdings, Inc.	11,349	2,160,169
Clorox Co.	17,272	1,428,394
Dow Chemical Co.	55,740	2,084,676
Eli Lilly & Co.	40,785	2,096,349
Johnson & Johnson	24,254	2,095,788
Lyondellbasell Industries NV (b)	28,460	1,996,469
Mead Johnson Nutrition Co.	27,461	2,060,399
Merck & Co, Inc.	41,748	1,974,263
Mosaic Co.	47,480	1,977,542
Myriad Genetics, Inc. (a)	66,647	1,744,152
Olin Corp.	85,890	1,984,059
Perrigo Co.	12,684	1,541,740
Pfizer, Inc.	181,955	5,132,950
United Therapeutics Corp. (a)	29,065	2,060,999
		32,346,415
Clothing and Clothing Accessories Stores - 2.46%
Hanesbrands, Inc.	38,548	2,292,836
Mens Wearhouse, Inc.	49,820	1,875,723
Ross Stores, Inc.	27,296	1,835,929
		6,004,488
Computer and Electronic Product Manufacturing - 14.01%
Cisco Systems, Inc.	155,729	3,630,043
Exelis, Inc.	69,310	1,019,550
First Solar, Inc. (a)	35,510	1,303,927
Harman International Industries, Inc.	26,509	1,697,106
Harris Corp.	96,086	5,441,350
Hewlett Packard Co.	212,005	4,736,192
Intel Corp.	109,115	2,398,348

InterDigital, Inc.	33,871	1,203,775
Intersil Corp.	61,340	636,096
L-3 Communications Holdings, Inc.	12,141	1,096,697
Marvell Technology Group Ltd. (b)	178,668	2,163,669
Micron Technology, Inc. (a)	193,685	2,628,306
Northrop Grumman Corp.	11,929	1,100,689
Raytheon Co.	39,030	2,943,252
SunPower Corp. (a)	44,101	947,730
TiVo, Inc. (a)	93,761	1,094,191
		34,040,921
Credit Intermediation and Related Activities - 13.29%
Bank Of America Corp.	306,598	4,329,163
Citigroup, Inc.	63,523	3,070,067
Fifth Third Bancorp	132,530	2,423,974
First Niagara Financial Group, Inc.	164,244	1,658,864
JPMorgan Chase & Co.	36,807	1,859,858
KeyCorp	192,334	2,244,538
PHH Corp. (a)	40,910	853,792
Regions Financial Corp.	238,568	2,242,539
SunTrust Banks, Inc.	55,098	1,764,238
Visa, Inc.	26,209	4,571,373
Wells Fargo & Co.	92,202	3,787,657
Western Union Co.	61,205	1,072,924
Zions Bancorporation	86,270	2,412,972
		32,291,959
Electrical Equipment, Appliance, and Component Manufacturing - 1.10%
EnerSys, Inc.	21,360	1,095,341
Helen Of Troy Ltd. (a)(b)	15,560	625,201
Regal-Beloit Corp.	14,750	939,575
		2,660,117
Food and Beverage Stores - 1.34%
Caseys General Stores, Inc.	9,310	613,901
Kroger Co.	71,856	2,629,930
		3,243,831
Food Manufacturing - 2.49%
Archer-Daniels-Midland Co.	59,250	2,086,193
Sanderson Farms, Inc.	31,530	2,064,584
Tyson Foods, Inc.	65,560	1,897,962
		6,048,739
Food Services and Drinking Places - 1.95%
Bloomin' Brands, Inc. (a)	54,499	1,226,228
Cracker Barrel Old Country Store, Inc.	11,180	1,100,336
Krispy Kreme Doughnuts, Inc. (a)	56,070	1,105,700
Starbucks Corp.	18,460	1,301,799
		4,734,063
Furniture and Home Furnishings Stores - 0.52%
Williams Sonoma, Inc.	22,478	1,267,984

Gasoline Stations - 0.77%
Delek US Holdings, Inc.	74,872	1,861,318

General Merchandise Stores - 0.84%
Target Corp.	32,140	2,034,783

Health and Personal Care Stores - 0.82%
Vitamin Shoppe, Inc. (a)	47,060	1,982,167

Hospitals - 0.80%
Magellan Health Services, Inc. (a)	34,440	1,935,872

Insurance Carriers and Related Activities - 7.39%
Aetna, Inc.	38,680	2,451,925
Aflac, Inc.	93,217	5,387,010
Amtrust Financial Services, Inc.	22,240	794,413
Everest Re Group Ltd. (b)	14,560	1,993,992
Old Republican International Corp.	66,080	938,336
UnitedHealth Group, Inc.	28,920	2,074,721
Unum Group	78,918	2,330,449
WellPoint, Inc.	23,150	1,970,991
		17,941,837

Machinery Manufacturing - 4.81%
CNH Global INV (b)	26,211	1,202,561
General Electric Co.	396,311	9,170,637
Outerwall, Inc. (a)	20,540	1,276,972
		11,650,170
Management of Companies and Enterprises - 1.14%
AGL Resources, Inc.	44,465	1,954,236
American Equity Investment Life Holding Co.	40,770	807,654
		2,761,890
Merchant Wholesalers, Durable Goods - 2.02%
Xerox Corp.	493,800	4,928,124

Merchant Wholesalers, Nondurable Goods - 3.04%
AmerisourceBergen Corp.	35,000	1,992,200
Herbalife Ltd. (b)	24,179	1,475,161
Ralph Lauren Corp.	23,580	3,900,368
		7,367,729
Mining (except Oil and Gas) - 0.81%
Cliffs Natural Resources, Inc.	93,982	1,961,404

Miscellaneous Manufacturing - 0.84%
Edwards Lifesciences Corp. (a)	28,840	2,029,759

Miscellaneous Store Retailers - 0.95%
PetSmart, Inc.	32,819	2,311,442

Motion Picture and Sound Recording Industries - 0.82%
Time Warner, Inc.	32,769	1,983,508

Nonstore Retailers - 1.37%
GNC Holdings, Inc.	35,120	1,786,554
World Fuel Services Corp.	39,799	1,518,332
		3,304,886
Other Information Services - 0.83%
HomeAway, Inc. (a)	64,050	2,020,137

Paper Manufacturing - 2.41%
Domtar Corp.	27,660	1,825,560
Greif, Inc.	33,957	1,829,264
Sonoco Products Co.	59,350	2,209,601
		5,864,425
Petroleum and Coal Products Manufacturing - 13.25%
Chevron Corp.	67,426	8,120,113
CVR Energy, Inc.	19,392	830,365
Exxon Mobil Corp.	112,457	9,801,752
HollyFrontier Corp.	34,748	1,545,591
Marathon Petroleum Corp.	43,920	3,184,639
Phillips 66	70,292	4,013,673
Valero Energy Corp.	89,996	3,197,558
Western Refining, Inc.	51,163	1,500,611
		32,194,302
Professional, Scientific, and Technical Services - 4.96%
Accenture PLC (b)	71,536	5,168,475
Babcock & Wilcox Co.	31,440	974,326
CACI International, Inc. (a)	15,780	1,063,572
Leidos Holdings, Inc.	62,542	942,508
SolarWinds, Inc. (a)	29,540	1,076,733
Tetra Tech, Inc. (a)	24,656	561,664
Towers Watson & Co.	12,950	1,065,138
URS Corp.	24,320	1,204,326
		12,056,742
Publishing Industries (except Internet) - 7.02%
Aspen Technology, Inc. (a)	18,199	608,393
Brocade Communications Systems, Inc. (a)	415,115	3,071,851
CA, Inc.	54,560	1,595,880
Microsoft Corp.	144,944	4,841,129
Oracle Corp.	218,425	6,959,020
		17,076,273

Rail Transportation - 0.72%
Union Pacific Corp.	11,311	1,736,691

Real Estate - 0.64%
Avis Budget Group, Inc. (a)	57,980	1,552,125

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.84%
CBOE Holdings, Inc.	18,450	846,671
T Rowe Price Group, Inc.	16,977	1,190,767
		2,037,438
Telecommunications - 2.28%
AT&T, Inc.	89,389	3,024,029
CenturyLink, Inc.	14,897	493,389
Time Warner Cable, Inc.	10,190	1,093,897
Valmont Industries, Inc.	6,790	916,378
		5,527,693
Transportation Equipment Manufacturing - 3.77%
Dana Holding Corp.	31,040	650,598
Ford Motor Co.	148,105	2,397,820
Johnson Controls, Inc.	1,378	55,850
Lockheed Martin Corp.	38,691	4,736,552
Visteon Corp. (a)	18,114	1,297,144
		9,137,964
Truck Transportation - 0.75%
Swift Transportation Co. (a)	101,210	1,817,732

Utilities - 5.21%
CMS Energy Corp.	73,690	1,954,996
FirstEnergy Corp.	51,867	1,943,456
PG&E Corp.	57,730	2,387,713
Pinnacle West Capital Corp.	38,170	2,071,486
TECO Energy, Inc.	133,704	2,210,127
UGI Corp.	53,185	2,084,852
		12,652,630
Wholesale Electronic Markets and Agents and Brokers - 0.65%
Tech Data Corp. (a)	31,963	1,571,301

TOTAL COMMON STOCKS (Cost $306,639,335)		315,157,281

REAL ESTATE INVESTMENT TRUSTS - 4.12%
American Assets Trust, Inc.	39,491	1,169,329
Camden Property Trust	18,780	1,160,416
DuPont Fabros Technology, Inc.	49,560	1,129,472
EastGroup Properties, Inc.	18,885	1,061,337
Extra Space Storage, Inc.	35,391	1,459,172
Glimcher Realty Trust	12,357	122,334
Government Properties Income Trust	53,430	1,249,193
Home Properties, Inc.	24,417	1,408,861
Omega Healthcare Investors, Inc.	44,030	1,250,452
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,196,956)		10,010,566

SHORT-TERM INVESTMENTS - 4.07%
AIM STIT-STIC Prime Portfolio , 0.020% (c)	9,891,438	9,891,438
TOTAL SHORT-TERM INVESTMENTS (Cost $9,891,438)		9,891,438

Total Investments (Cost $326,727,729) - 137.96%		335,059,285
Liabilities in Excess of Other Assets - (37.96)%		(92,189,031)
TOTAL NET ASSETS - 100.00%		$242,870,254

Percentages are stated as a percent of net assets.
*	All or a portion of these securities are pledged as collateral for short positions.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31, 2013.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2013 (Unaudited)

	Shares	Value
Acadia Healthcare Co., Inc.	28,620	1,097,005
Aci Worldwide, Inc.	26,810	1,304,844
Aegerion Pharmaceuticals, Inc.	14,171	1,228,341
Allison Transmission Holdings, Inc.	48,509	1,091,938
Alpha Natural Resources, Inc.	305,990	1,860,419
Angies List, Inc.	54,280	1,137,709
ANN, Inc.	31,840	1,104,848
Ariad Pharmaceuticals, Inc.	50,881	946,387
athenahealth, Inc.	10,450	1,102,370
AvalonBay Communities, Inc.	3,370	417,543
BioMarin Pharmaceutical, Inc.	16,780	1,098,586
Burger King Worldwide, Inc.	55,220	1,080,103
Catamaran Corp. (a)	19,919	1,093,752
Cirrus Logic, Inc.	52,519	1,181,677
Clean Harbors, Inc.	19,140	1,087,726
Coeur Mining, Inc.	69,850	1,008,634
Colfax Corp.	10,606	552,467
Corporate Executive Board Co.	15,500	1,005,020
Cummins, Inc.	4,264	525,325
Dominion Resources, Inc.	17,780	1,037,463
DreamWorks Animation SKG, Inc.	37,770	1,068,891
DSW, Inc.	12,670	1,090,760
Dynegy, Inc.	56,510	1,097,989
Fairchild Semiconductor International, Inc.	83,894	1,024,346
Fresh Market, Inc.	18,380	897,128
Globus Medical, Inc.	61,060	1,075,877
Green Mountain Coffee Roasters, Inc.	12,530	1,081,464
Gulfport Energy Corp.	31,805	1,876,495
Hain Celestial Group, Inc.	13,537	1,107,056
Halcon Resources Corp.	388,520	1,845,470
Hecla Mining Co.	309,460	1,058,354
Hilltop Holdings, Inc.	79,523	1,245,331
Huntington Ingalls Industries, Inc.	16,590	1,050,479
Interpublic Group of Companies, Inc.	65,780	1,034,062
Kansas City Southern	10,310	1,086,880
Kodiak Oil & Gas Corp. (a)	187,890	1,877,021
Leucadia National Corp.	41,050	1,023,377
Loews Corp.	22,554	1,002,751
Macerich Co.	5,649	317,926
MBIA, Inc.	92,210	1,090,844
MGM Resorts International	61,440	1,086,874
Mondelez International, Inc.	32,860	1,007,816
Navistar International Corp.	31,640	1,084,303
Netflix, Inc.	3,830	1,087,375
ONEOK, Inc.	19,950	1,026,228
Palo Alto Networks, Inc.	20,470	982,969
Peabody Energy Corp.	106,010	1,823,372
Polypore International, Inc.	25,350	1,083,713
Popular, Inc. (a)	31,880	990,193
PPL Corp.	34,995	1,074,347
Prospect Capital Corp.	115,300	1,276,371
RBC Bearings, Inc.	17,976	1,073,706
Royal Gold, Inc.	18,083	1,049,356
Sarepta Therapeutics, Inc.	31,360	1,070,317
Select Comfort Corp.	44,760	1,105,572
ServiceNow, Inc.	22,255	1,043,314
Sotheby's	23,430	1,080,357
Spectrum Brands Holdings, Inc.	18,082	1,094,684
St. Joe Co.	37,520	724,511
Stifel Financial Corp.	2,814	112,616
Tahoe Resources, Inc. (a)	68,420	1,221,206

TAL International Group, Inc.	24,490	1,048,172
Tempur Sealy International, Inc.	28,760	1,107,547
Texas Capital Bancshares, Inc.	24,189	1,066,251
Toro Co.	20,600	1,087,886
Trulia, Inc.	26,856	1,115,061
Ubiquiti Networks, Inc.	33,138	1,161,818
Universal Display Corp.	30,960	1,071,525
UTi Worldwide, Inc. (a)	57,250	945,198
Valley National Bancorp	102,430	1,033,519
Veeco Instruments, Inc.	31,309	1,099,572
Ventas, Inc.	11,730	730,310
VeriFone Systems, Inc.	55,053	1,091,150
Walter Investment Management Corp.	26,070	956,509
Westamerica Bancorporation	23,214	1,092,683
Windstream Corp.	135,000	1,089,450
Wolverine World Wide, Inc.	19,860	1,117,125
Workday, Inc.	14,090	1,021,948
WP Carey, Inc.	10,980	721,715
Total Securities Sold Short (Proceeds $83,055,275)		$84,571,297

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$326,727,729
Gross unrealized appreciation	18,173,837
Gross unrealized depreciation	(11,358,303)
Net unrealized appreciation	$6,815,534

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the
Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.
Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.
As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.
The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from Real Estate Investment Trusts
(REITS) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of
REIT distributions based on the most recent information available.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$315,157,281	$-	$-	$315,157,281
Real Estate Investment Trusts	10,010,566	-	-	10,010,566
Total Equity	$325,167,847	$-	$-	$325,167,847

Short-Term Investments	$9,891,438	$-	$-	$9,891,438

Total Assets	$335,059,285	$-	$-	$335,059,285

Liabilities:
Securities Sold Short	$84,571,297	$-	$-	$84,571,297

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2013.
The Fund held no Level 3 securities during the period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/2013

* Print the name and title of each signing officer under his or her signature.